Employee benefits (Details 12) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	$ 339
Assets as at end of the year	817	$ 339
Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year		406
Return on plan assets	7	(32)
Assets purchases	5	1
Assets sold during the year	(19)	(3)
Translation adjustment	5	(20)
Transfer between surplus and deficit plans	76	(212)
Assets as at end of the year	214
Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	140
Return on plan assets	36	34
Assets purchases	230	315
Assets sold during the year	(235)	(350)
Translation adjustment	37	26
Assets as at end of the year		140
Trading equity securities [member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	8	181
Return on plan assets	4	1
Assets purchases	3
Assets sold during the year	(19)	(2)
Translation adjustment	1	(8)
Transfer between surplus and deficit plans	58	(164)
Assets as at end of the year	55	8
Trading equity securities [member] | Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Return on plan assets	5	(5)
Assets purchases	11	10
Assets sold during the year	(6)	(36)
Translation adjustment	8	4
Equity investments [member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year		53
Transfer between surplus and deficit plans		(53)
Assets as at end of the year
Investment property [member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	6	3
Assets purchases	2	1
Assets sold during the year		(1)
Translation adjustment	1	(2)
Transfer between surplus and deficit plans	18	5
Assets as at end of the year	27	6
Investment property [member] | Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Return on plan assets	9	15
Assets purchases	8	25
Assets sold during the year	(16)	(22)
Translation adjustment	18	14
Loan To Participants [Member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	1	1
Assets as at end of the year	1	1
Loan To Participants [Member] | Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Return on plan assets	22	26
Assets purchases	211	280
Assets sold during the year	(210)	(292)
Translation adjustment	11	8
Others [Member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	125	168
Return on plan assets	3	(33)
Translation adjustment	3	(10)
Assets as at end of the year	$ 131	$ 125